NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2024
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

38. NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

Effective for annual periods beginning on or after January 1, 2025

●	Amendments to IAS 21, Lack of exchangeability

The amendment to IAS 21 specifies how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking.

A currency is exchangeable into another currency when an entity is able to obtain the other currency within a time frame that allows for a normal administrative delay and through a market or exchange mechanism in which an exchange transaction would create enforceable rights and obligations.

An entity shall estimate the spot exchange rate at a measurement date when a currency is not exchangeable into another currency at that date. An entity’s objective in estimating the spot exchange rate is to reflect the rate at which an orderly exchange transaction would take place at the measurement date between market participants under prevailing economic conditions. When an entity estimates a spot exchange rate because a currency is not exchangeable into another currency, the entity shall disclose information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

Effective for annual periods beginning on or after January 1, 2026

●Amendments to IFRS 9 and IFRS 7, Classification and Measurement of Financial Instruments

The amendment to IFRS 9 clarifies that a financial liability is derecognised on the ‘settlement date’, which is the date on which the liability is extinguished because the obligation specified in the contract is discharged or cancelled or expires or the liability otherwise qualifies for derecognition. It also introduces an accounting policy option to derecognise financial liabilities that are settled through an electronic payment system before settlement date if certain conditions are met. The amendment clarifies how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG)-linked features and other similar contingent features. The amendment also clarifies the treatment of non-recourse assets and contractually linked instruments. The amendment to IFRS 7 requires additional disclosures for financial assets and liabilities with contractual terms that reference a contingent event (including those that are ESG-linked), and equity instruments classified at fair value through other comprehensive income.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

Effective for annual periods beginning on or after January 1, 2027

●Amendments to IFRS 18, Presentation and Disclosure in Financial Statements

The IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations.

The amendment to IFRS 18 also requires disclosure of management-defined performance measures, subtotals of income and expenses, and includes requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes.

The Group is currently working to identify all impacts the amendments will have on the primary financial statements and notes to the financial statements.

●Amendments to IFRS 19, Subsidiaries without Public Accountability: Disclosures

The IASB issued IFRS 19, specifies the disclosure requirements an entity is permitted to apply instead of the disclosure requirements in other IFRS Accounting Standards. An entity may elect to apply this standard in its consolidated, separate or individual financial statements if, and only if, at the end of the reporting period, it is a subsidiary as defined in IFRS 10, cannot have public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, which comply with IFRS accounting standards.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.